Leases - Schedule of Future Minimum Operating Lease Payments After Adoption, Current Year (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2023	$ 14	$ 16
2024	12	11
2025	9	10
2026	9	7
2027	8	7
Thereafter	7	13
Total undiscounted minimum lease payments	59	64
Less: discounting minimum lease payments to present value	(4)	(4)
Total discounted minimum lease payments	$ 55	$ 60